Share-Based Compensation (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected life of share options (years)	10 years
Top of range [member]
Share Based Compensation [Line Items]
Expected volatility of the share prices (%)	85.61%	84.66%
Risk-free interest rate (%)	2.52%	3.19%
Expected life of share options (years)		10 years
Bottom of range [member]
Share Based Compensation [Line Items]
Expected volatility of the share prices (%)	81.56%	59.23%
Risk-free interest rate (%)	1.94%	1.86%
Expected life of share options (years)		1 year